SCHEDULE OF INCOME TAXES (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Corporation tax credit	£ 651,971	£ 1,088,729	£ 1,720,000
Total current tax credit	651,971	1,088,729	1,720,000
Loss before tax	12,806,001	6,995,682	3,033,601
Loss on ordinary activities multiplied by the standard rate of tax of 25% (2023: 23.5%)	3,201,500	1,643,985	576,384
Adjustments in respect of prior years		45,136	154,422
Non-deductible expenses	(1,130,034)	(414,859)	(1,834,581)
Super deductions			13,178
Change in deferred tax asset	2,220,942		(186,879)
Change in valuation allowance	(1,817,638)	357,897	(671,566)
Foreign rate differential		(29,318)
Other	(75,288)	(233,096)
Additional allowance in respect of enhanced R&D relief			4,198,115
Surrender of tax losses for R&D tax credit refund	(876,305)	(1,082,905)	(2,109,111)
Adjustments relating to GAAP	(1,523,177)	(241,704)	14,460
R&D tax credits generated	651,971	1,043,593	1,565,578
Current tax credit	£ 651,971	£ 1,088,729	£ 1,720,000